PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 117.8%
Bank Loans 13.0%
Airlines 0.6%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	04/21/28	2,661	$2,636,231
Chemicals 1.0%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.264(c)	03/18/28	2,357	2,334,879
Diamond BC BV, Term Loan B, 1 - 3 Month LIBOR + 2.750%	3.751(c)	09/29/28	1,397	1,345,179
LSF11 A5 HoldCo LLC, Term Loans, 1 Month LIBOR + 3.500%	4.315(c)	10/15/28	715	702,666
				4,382,724
Commercial Services 0.7%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.264(c)	05/17/28	993	980,920
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	3.014(c)	12/01/28	1,129	1,115,922
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.764(c)	08/27/25	991	986,497
				3,083,339
Electric 0.3%
Heritage Power LLC, Term Loan B, 6 Month LIBOR + 6.000%	7.000(c)	07/30/26	2,541	1,379,036
Electronics 0.3%
II-VI, Inc., Term Loan	—(p)	12/08/28	1,287	1,280,243
Entertainment 0.5%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.770(c)	10/21/24	2,429	2,418,131

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.8%
Asurion LLC,
New B-9 Term Loan, 1 Month LIBOR + 3.250%	4.014%(c)	07/31/27	1,015	$990,650
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.889(c)	11/03/23	2,434	2,421,916
				3,412,566
Packaging & Containers 0.7%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Delayed Draw Term Loan, 1 Month LIBOR + 4.000%	4.764(c)	09/15/28	35	34,473
First Lien Tranche B-3 Initial Term Loan, 1 Month LIBOR + 4.000%	4.764(c)	09/15/28	392	386,655
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.256(c)	10/17/24	2,878	2,858,401
				3,279,529
Pharmaceuticals 0.6%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24	2,522	2,515,524
Retail 0.4%
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.514(c)	12/17/27	1,241	1,168,033
White Cap Buyer LLC, Initial Closing Date Term Loan, Term SOFR + 3.750%	4.450(c)	10/19/27	495	481,843
				1,649,876
Software 4.7%
athenahealth, Inc., Term Loan B, Term SOFR + 3.500%	4.009(c)	02/15/29	1,582	1,562,901
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	4.514(c)	10/02/25	4,384	4,324,632
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	6.264(c)	02/27/26	150	147,675

Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.918(c)	02/06/26	5,911	5,864,288

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.739%(c)	06/13/24	3,539	$3,432,869
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.764(c)	12/01/27	593	590,093
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	1,658	1,617,572
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28	1,304	1,291,601
TIBCO Software, Inc., Term Loan B-3, 1 Month LIBOR + 3.750%	4.520(c)	06/30/26	2,261	2,251,659
				21,083,290
Telecommunications 2.4%
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, Term SOFR + 4.420%	4.920(c)	02/01/29	1,716	1,662,728
Viasat, Inc., Term Loan, Term SOFR + 4.500%	5.000(c)	03/02/29	1,614	1,602,292
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.000(c)	10/10/24	5,609	5,238,202
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.764(c)	10/02/28	2,547	2,497,848
				11,001,070

Total Bank Loans (cost $59,781,618)				58,121,559
Corporate Bonds 104.8%
Aerospace & Defense 3.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,425	1,239,017
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	1,200	1,111,795
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,981	1,977,672
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,042	1,013,921
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	375	349,428

Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	1,146	1,221,897

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500%	04/15/25	875	$888,657
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	650	647,469
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	2,900	2,659,650
Gtd. Notes	7.500	03/15/27	775	780,784
Sr. Sec’d. Notes, 144A	6.250	03/15/26	1,425	1,426,822
				13,317,112
Airlines 1.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	4,700	4,658,208
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	500	488,005
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,426,127
				6,572,340
Apparel 0.4%
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	1,797	1,790,392
Auto Manufacturers 0.4%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	1,075	1,036,290
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	650	663,861
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	300	286,506
				1,986,657
Auto Parts & Equipment 1.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,800	1,606,671

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250%	03/15/26	109	$105,232
Gtd. Notes	6.500	04/01/27	1,200	1,122,611

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	2,000	1,892,427
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	375	367,693
				5,094,634
Banks 0.2%
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	850	870,596
Building Materials 1.3%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	350	338,674
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	1,425	1,293,704
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,925	1,772,422
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,800	1,707,548

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	550	548,785
				5,661,133
Chemicals 2.1%
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	395	357,125
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,862	1,797,947
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	2,025	1,789,331
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $114,916; purchased 12/07/20)(f)	10.500	08/01/24	149	49,919
Sr. Sec’d. Notes, 144A (original cost $304,747; purchased 02/01/21 - 09/27/21)(f)	10.875	08/01/24	287	291,743

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750%	07/15/25	411	$336,987
Sr. Sec’d. Notes, 144A(aa)	9.500	07/01/25	3,375	3,506,275
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	650	611,017
Sr. Sec’d. Notes, 144A	5.625	10/01/24	675	679,762
				9,420,106
Commercial Services 6.3%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	446	409,211
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26	7,000	6,765,564
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	597	579,881

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	1,925	1,788,932
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	1,450	1,393,093
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	814,688
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,609,983

Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	825	828,100
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	2,576	2,523,707
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	250	228,336
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	600	555,218
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(aa)	5.000	02/01/25	5,380	5,391,822
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	5,235	5,392,050
				28,280,585

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.4%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375%	10/31/26	250	$239,505
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,500	1,509,814
				1,749,319
Distribution/Wholesale 1.3%
Avient Corp., Sr. Unsec’d. Notes, 144A(aa)	5.750	05/15/25	4,754	4,799,591
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	1,050	914,316
				5,713,907
Diversified Financial Services 4.4%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	2,675	2,601,712
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	450	420,716
Gtd. Notes, 144A(aa)	5.375	12/01/24	4,241	4,155,230

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	1,050	831,935
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	1,075	811,862
Gtd. Notes, 144A	6.500	11/01/25	850	704,409

LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	550	510,930
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	100	91,339
Gtd. Notes, 144A	6.000	01/15/27	1,075	1,043,759
OneMain Finance Corp.,
Gtd. Notes	6.125	03/15/24	500	501,875
Gtd. Notes	6.875	03/15/25	3,025	3,054,436
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,224,100
Gtd. Notes	8.875	06/01/25	400	419,734

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875%	05/01/27	475	$447,309
				19,819,346
Electric 1.7%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(aa)	5.250	06/01/26	1,716	1,700,336
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	525	476,912
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	250	244,109
Gtd. Notes	6.625	01/15/27	207	209,284
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,750	3,598,553
Gtd. Notes, 144A	5.500	09/01/26	1,500	1,495,222
				7,724,416
Electrical Components & Equipment 0.7%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	1,950	2,024,563
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,247,064
				3,271,627
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	2,075	2,018,018
Energy-Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	700	713,285
Entertainment 5.3%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	4,550	4,601,354
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750	07/01/25	1,660	1,694,397

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375%	05/01/26		1,350	$1,346,726
Churchill Downs, Inc., Gtd. Notes, 144A	5.500	04/01/27		1,190	1,170,732
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,026,275
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		300	281,927
Sr. Sec’d. Notes, 144A	6.250	01/15/27		1,125	1,143,758
Sr. Sec’d. Notes, 144A	6.500	02/15/25		2,500	2,542,803

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		1,100	1,012,740
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27		3,880	3,717,004
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		875	918,750
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	7.750	04/15/25		4,109	4,236,393
					23,692,859
Foods 3.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26		737	673,793
Gtd. Notes, 144A(aa)	4.625	01/15/27		2,950	2,763,190

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		2,750	2,618,131
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		2,525	2,376,463
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	600	671,478
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27		4,500	4,531,402
Post Holdings, Inc., Gtd. Notes, 144A	5.750	03/01/27		88	87,050
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25		675	694,028
					14,415,535

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625%	05/20/24	1,200	$1,206,443
Sr. Unsec’d. Notes	5.750	05/20/27	1,675	1,644,835
Sr. Unsec’d. Notes	5.875	08/20/26	1,500	1,482,080
				4,333,358
Healthcare-Services 4.8%
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26	4,214	4,365,616
Gtd. Notes	7.050	12/01/27	792	872,961

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	2,725	2,780,490
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	3,208	3,216,020
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	4,050	4,159,903
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	925	887,448
Sr. Sec’d. Notes(aa)	4.625	07/15/24	3,205	3,197,340
Sr. Sec’d. Notes, 144A	4.875	01/01/26	375	365,582
Sr. Sec’d. Notes, 144A	5.125	11/01/27	600	585,276
Sr. Unsec’d. Notes	6.750	06/15/23	1,150	1,183,551
				21,614,187
Home Builders 5.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	600	583,297
Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	4,825	4,431,280
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	2,887	2,707,402
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,000	1,010,639
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	3,420	3,241,059

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Forestar Group, Inc., Gtd. Notes, 144A	3.850%	05/15/26	1,725	$1,551,445
KB Home, Gtd. Notes	6.875	06/15/27	432	448,226
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	950	875,404
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,200	2,992,501
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	1,115	1,136,268
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28	550	490,261
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	1,155	1,101,484
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,296	1,286,688
Gtd. Notes, 144A	6.625	07/15/27	2,257	2,269,189

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	5.875	06/15/24	700	709,738
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	1,350	1,309,678
				26,144,559
Internet 3.1%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	2,120	1,867,264
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	666,263
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	2,985	2,951,973
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	2,235	2,039,137
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	6,146,840
				13,671,477

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29	1,859	$1,901,268
Leisure Time 0.1%
Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	500	458,436
Lodging 3.0%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	500	456,110
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,585	4,318,817
Gtd. Notes	5.500	04/15/27	900	873,793
Gtd. Notes	5.750	06/15/25	75	74,462
Gtd. Notes(aa)	6.750	05/01/25	3,162	3,239,721

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.875	05/15/25	3,896	3,818,342
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26	650	563,665
				13,344,910
Machinery-Diversified 1.5%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	3,996	3,952,485
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	2,978,014
				6,930,499
Media 11.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,560	1,486,198
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	4,515	4,399,130
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,374	3,382,435
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	1,500	1,387,500
Gtd. Notes, 144A(aa)	5.500	04/15/27	4,520	4,366,384
Sr. Unsec’d. Notes	5.250	06/01/24	750	731,842

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes	5.875%	09/15/22	1,000	$1,003,421
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	184,490
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	1,250	1,245,690
Gtd. Notes	5.875	07/15/22	2,410	2,416,907
Gtd. Notes(aa)	5.875	11/15/24	3,450	3,361,097
Gtd. Notes	7.750	07/01/26	2,595	2,477,603

Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	5,373	5,420,110
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27	1,245	1,232,388
Sr. Sec’d. Notes	6.375	05/01/26	1,665	1,668,715

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	2,010	1,963,313
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	1,500	1,460,512
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	4,350	4,013,891
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	5,985	5,908,795
Sr. Sec’d. Notes, 144A	9.500	05/01/25	500	524,633

Videotron Ltd. (Canada), Gtd. Notes, 144A(aa)	5.375	06/15/24	3,214	3,254,890
				51,889,944
Mining 3.7%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	2,250	2,228,447
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	501,473
Gtd. Notes, 144A	7.250	04/01/23	1,379	1,380,332
Gtd. Notes, 144A	7.500	04/01/25	2,280	2,312,157

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	2,920	2,694,001
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	3,272	3,325,416
Gtd. Notes, 144A	7.500	07/15/27	600	599,901

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Novelis Corp., Gtd. Notes, 144A	3.250%	11/15/26	3,920	$3,579,911
				16,621,638
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	1,300	1,293,509
Office/Business Equipment 1.6%
CDW LLC/CDW Finance Corp., Gtd. Notes(aa)	4.125	05/01/25	7,250	7,140,362
Oil & Gas 5.0%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	850	877,850
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	750	808,658
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	7.000	11/01/26	3,000	3,022,131
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	1,925	2,041,550
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,936	2,912,704
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	811	813,085
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	500	513,850

EQT Corp., Sr. Unsec’d. Notes	3.900	10/01/27	1,100	1,055,191
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27	800	812,396
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	900	919,297
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	03/15/26	525	538,001
Sr. Unsec’d. Notes	5.875	09/01/25	2,425	2,491,121

Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27	975	943,453

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes	4.875%	05/15/25	500	$496,771
Gtd. Notes	5.000	03/15/23	2,000	2,004,554

Southwestern Energy Co., Gtd. Notes	8.375	09/15/28	900	974,208
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000	04/15/27	1,200	1,209,704
				22,434,524
Packaging & Containers 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	525	486,988
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	1,325	1,138,294

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	1,300	1,172,409
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,950	1,845,999
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	240,586
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	1,000	965,226

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	299	297,065
Trident TPI Holdings, Inc., Gtd. Notes, 144A	9.250	08/01/24	1,000	985,004
				7,131,571
Pharmaceuticals 3.4%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	1,550	1,471,072
Bausch Health Americas, Inc., Gtd. Notes, 144A(aa)	8.500	01/31/27	7,909	7,487,887

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.125%	04/15/25	1,758	$1,762,649
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	5,139	4,561,873
				15,283,481
Pipelines 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	175	171,574
Gtd. Notes, 144A	7.875	05/15/26	2,525	2,640,456

EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.000	07/01/25	1,375	1,365,910
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	750	736,079
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	475	450,960
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,342,300
Gtd. Notes, 144A	7.500	10/01/25	1,500	1,529,730
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.600	02/01/25	2,100	2,008,923
Sr. Unsec’d. Notes	3.950	06/01/25	500	485,682
				10,731,614
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	3,025	3,007,593
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	100	100,562
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	2,122	2,058,655
				5,166,810

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 4.4%
Diversified Healthcare Trust, Gtd. Notes(aa)	9.750%	06/15/25		5,468	$5,730,169
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27		1,900	1,822,979
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,500	2,592,905
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25		8,425	8,603,829
VICI Properties LP/VICI Note Co., Inc., Sr. Sec’d. Notes, 144A	4.500	09/01/26		901	865,609
					19,615,491
Retail 2.7%
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		100	82,642
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		825	824,585
Sr. Unsec’d. Notes	3.875	05/15/23		1,800	1,793,760
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	200	202,369
Sr. Sec’d. Notes	6.250	10/30/25	EUR	308	317,646
Sr. Sec’d. Notes, 144A	6.750	02/07/25		1,325	1,288,119
Sr. Sec’d. Notes, 144A	8.500	10/30/25		4,910	4,917,723

Sally Holdings LLC/Sally Capital, Inc., Sec’d. Notes, 144A	8.750	04/30/25		2,500	2,621,363
					12,048,207
Semiconductors 1.4%
Microchip Technology, Inc., Gtd. Notes(aa)	4.250	09/01/25		6,200	6,160,853
Software 2.8%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		2,000	2,039,959
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		5,720	5,404,344

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A	5.750%	03/01/25	2,500	$2,495,110
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	2,500	2,452,761
				12,392,174
Telecommunications 8.5%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	2,820	2,840,308
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	1,545	1,460,889
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	1,607	1,575,781
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,000	982,839
Sr. Sec’d. Notes, 144A	8.750	05/25/24	3,560	3,506,997

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	1,000	896,458
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,575	1,516,680
Level 3 Financing, Inc.,
Gtd. Notes(aa)	5.250	03/15/26	4,610	4,491,916
Gtd. Notes(aa)	5.375	05/01/25	4,000	3,968,976

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	1,795	1,816,900
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	2,030	2,161,513
Gtd. Notes(aa)	7.625	03/01/26	5,150	5,606,477
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	1,050	974,917
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,460	3,214,632

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	4.000	03/01/27	3,720	3,247,707
				38,262,990

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	3.375%	04/01/26	250	$243,147
Transportation 0.4%
XPO Logistics, Inc., Gtd. Notes, 144A(aa)	6.250	05/01/25	1,603	1,640,322
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	850	736,624

Total Corporate Bonds (cost $493,510,871)				469,303,822

	Units
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^ (cost $0)(f)	104,385	491

Total Long-Term Investments (cost $553,292,489)		527,425,872

	Shares
Short-Term Investment 8.1%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $36,298,146)	36,298,146	36,298,146

TOTAL INVESTMENTS 125.9% (cost $589,590,635)		563,724,018
Liabilities in excess of other assets(z) (25.9)%		(116,143,626)

Net Assets 100.0%		$447,580,392

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $491 and 0.0% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $155,479,140 segregated as collateral for amount of $125,000,000 borrowed and outstanding as of April 30, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $419,663. The aggregate value of $342,153 is 0.1% of net assets.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at April 30, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 1.000%, 1.000%(c), Maturity Date 02/15/29 (cost $268,116)	268	$264,899	$—	$(3,217)
Trident TPI Holdings, Inc., First Lien Tranche B-3 Delayed Draw Term Loan, 4.000%, Maturity Date 09/15/28 (cost $20,795)	21	20,505	—	(291)
		$285,404	$—	$(3,508)
Forward foreign currency exchange contracts outstanding at April 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/06/22	BNP Paribas S.A.	EUR	519	$556,956	$547,436	$—	$(9,520)

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/06/22	HSBC Bank PLC	EUR	519	$572,284	$547,436	$24,848	$—
Expiring 06/02/22	BNP Paribas S.A.	EUR	519	557,608	548,127	9,481	—
				$1,129,892	$1,095,563	34,329	—
						$34,329	$(9,520)
Credit default swap agreement outstanding at April 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	41,800	4.286%	$2,358,949	$1,392,255	$(966,694)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).